Leases (Allied Integral United Inc)	12 Months Ended
Dec. 31, 2020
Allied Integral United Inc [Member]
Leases
4.	Leases

The Company follows ASC 842, as discussed in Note 1 – Summary of Significant Accounting Policies, the Company has elected the package of practical expedients offered in the transition guidance which allows management not to reassess the lease identification, lease classification, and initial direct costs. The Company has elected the accounting policy practical expedient to exclude recording short term leases for all asset classes, as right-of-use assets, and lease liabilities on the consolidated balance sheet. Finally, the Company has elected to recognize lease components and non-lease components separately for real estate leases.

Leases for Memory Care Facilities

The Company leased three memory care facilities from MHI-MC San Antonio, LP, MHI-MC Little Rock, LP, and MHI-MC New Braunfels, LP (collectively “MHI entities”) under three separate lease agreements and originally recorded a right of use asset and a lease liability of $37,750,615. The Amended Leases contain three options to renew, which were not considered reasonably certain of being exercised as of the lease commencement date nor the balance sheet date.

As of December 31, 2019, the Company leased one memory care facility from MC-Simpsonville, SC-1-UT, LLC (the “Simpsonville Landlord”) under a 15-year non-cancelable lease agreement. Provided the Company is not in default, the lease agreement has three successive five-year renewal options and has the right of first refusal to acquire the Simpsonville Landlord’s interest in the property in certain situations. Beginning January 2019, the Company ceased paying the Simpsonville Landlord rent. The Landlord filed a lawsuit against the guarantors of the lease and on October 21, 2020, the trial court issued a final judgment of the damages for the plaintiff in the amount of $2,801,365. The trial court has not made findings of fact related to the Company’s liability under the Lease. Additionally, the Company has appealed the trial court judgement as they believe it has reasonable likelihood of success to reduce certain fees in the amount of $190,043 in past taxes and $248,074 in attorney’ fees. Clearday has accrued an amount that it determines is reasonable with respect to this contingency. See Note 7 – Commitments and Contingencies for additional information.

All leases are classified as operating leases. The Company does not have any leases within its non-core business. Therefore, no right-of-use assets or lease liabilities were recorded within non-current assets held for sale or lease liability on the consolidated balance sheet following the adoption of ASC 842. Weighted-average remaining lease terms and discount rate as of December 31, 2020 are 15.1 years and 8.25%, respectively.

Lease Costs

For the year ended December 31, 2020, the lease costs recorded in the consolidated statement of operations are as follows:

	For the years ended December 31,
	2020	2019
Lease costs:
Operating lease costs	$4,545,660	$4,957,539
Short-term lease costs	95,184	64,657
Total lease costs	$4,640,844	$5,022,196

Operating Lease Payments

The following table summarizes the maturity of the Company’s operating lease liabilities as of December 31, 2020:

Year ending December 31,	Operating Leases
2021	$3,934,567
2022	4,026,961
2023	4,121,550
2024	4,218,384
2025	4,310,799
Thereafter	49,218,168
Total minimum lease payments	69,830,429
Less: amounts representing interest	31,423,222
Present value of future minimum lease payments	38,407,207
Less current portion	790,126
Non-current lease liabilities	$37,617,081